Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Raw materials and consumables	€ 104.7	€ 106.7
Work in progress	62.5	63.7
Finished goods and goods for resale	273.4	271.1
Total inventories	440.6	441.5
Inventory valuation, hedge account basis adjustment	(10.8)	(9.4)	€ (4.2)
Inventory write-down	8.3	10.4	13.6
Increase (decrease) through transfers and other changes, property, plant and equipment	11.8	9.7
Cost
Inventory [Line Items]
Increase (decrease) through transfers and other changes, property, plant and equipment	17.0	9.7
Cost | Plant and equipment
Inventory [Line Items]
Increase (decrease) through transfers and other changes, property, plant and equipment	17.0	9.7
Other reserves
Inventory [Line Items]
Inventory valuation, hedge account basis adjustment	(10.8)	(9.4)	€ 4.2
Inventory | Other reserves
Inventory [Line Items]
Inventory valuation, hedge account basis adjustment	€ 0.6	€ (0.3)